Contributed Equity - Ordinary Share Capital (Parenthetical) (Details)																								6 Months Ended	12 Months Ended
	Dec. 14, 2023 shares	Dec. 08, 2023 shares	Nov. 28, 2023 shares	Nov. 21, 2023 shares	Oct. 24, 2023 $ / shares shares	Oct. 24, 2023 $ / shares shares	Oct. 20, 2023 shares	Sep. 01, 2023 shares	Aug. 29, 2023 $ / shares shares	Aug. 29, 2023 $ / shares shares	Aug. 21, 2023 shares	Aug. 01, 2023 shares	Jul. 21, 2023 shares	Jun. 29, 2023 shares	May 01, 2023 shares	Apr. 12, 2023 shares	Mar. 23, 2023 $ / shares shares	Mar. 23, 2023 $ / shares shares	Mar. 15, 2023 $ / shares shares	Dec. 22, 2022 shares	Aug. 05, 2022 shares	Jul. 08, 2022 $ / shares shares	Jul. 07, 2022 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 shares	Jun. 21, 2023 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																										45,221,586
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | (per share)					$ 0.55	$ 0.55			$ 0.7	$ 0.7							$ 0.9	$ 0.9	$ 0.5			$ 0.9	$ 0.9
Number of Shares					150,000	150,000			500,000	500,000							66,666	66,666	33,333			20,000	150,000
Exercise of Share Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares									419,719	419,719													302,539
Number of shares issued									419,719	419,719													302,539
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	92,000	21,563	2,178	7,526			18,174	250,000			4,312	6,002	314,276	39,515	23,356	1,910			8,309	94,718	255,996
Exercise of Performance Rights | Non-KMP
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																								350,714	699,961
Exercise of Performance Rights | Rashda Buttar
Disclosure Of Classes Of Share Capital [Line Items]
Number of vested performance rights																									89,160